SCHEDULE OF FAIR VALUE OF CONVERTIBLE NOTES DERIVATIVE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of convertible notes derivative liability	$ 263,433	$ 2,008,802	$ 320,794
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of convertible notes derivative liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of convertible notes derivative liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of convertible notes derivative liability	$ 263,433	$ 2,008,802	$ 320,794